UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
1/31/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (48.1%)(a)
		Principal amount	Value

Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.631s, 2029		$86,928	$95,037
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049		90,000	89,706
Ser. 07-2, Class A2, 5.634s, 2049		1,146,000	1,160,975
Ser. 06-4, Class A2, 5.522s, 2046		748,000	768,060
Ser. 04-3, Class A5, 5.413s, 2039		160,000	166,106
Ser. 06-5, Class A2, 5.317s, 2047		858,000	877,426
Ser. 05-6, Class A2, 5.165s, 2047		214,000	217,700
Ser. 07-5, Class XW, IO, 0.434s, 2051		5,650,290	115,266
Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.261s, 2042		2,176,753	32,930
Ser. 06-5, Class XC, IO, 0.134s, 2016		1,890,121	26,334
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.849s, 2036		358,560	204,379
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037		696,798	59,088
Ser. 07-1, Class S, IO, 2.757s, 2037		1,183,001	82,337
Ser. 07-CD1A, IO, 2.14s, 2021	CAD	10,950,705	503,999
Ser. 06-CD1A, IO, 1.68s, 2023	CAD	8,247,292	347,945
FRB Ser. 06-CD1A, Class A1, 0.689s, 2023	CAD	1,483,821	1,096,556
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		$441,413	293,540
FRB Ser. 05-10, 5.658s, 2036		596,671	367,251
FRB Ser. 05-7, Class 23A1, 5.601s, 2035		232,931	150,137
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
05-AC8, Class A1, 0.561s, 2035		767,238	444,998
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.172s, 2032		100,000	82,231
Ser. 07-PW17, Class A3, 5.736s, 2050 (F)		1,047,000	1,014,376
Ser. 05-PWR9, Class A2, 4.735s, 2042		408,000	411,419
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.686s, 2038		1,172,265	37,442
Ser. 06-PW14, Class X1, IO, 0.144s, 2038 (F)		1,262,214	17,431
Ser. 07-PW18, Class X1, IO, 0.095s, 2050		3,204,667	23,322
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class F, 6.56s, 2030		362,000	378,307
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.095s, 2014		370,000	367,051
Ser. 08-C7, Class A2A, 6.034s, 2049		200,000	206,338
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.108s, 2049		6,851,198	83,499
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.19s, 2036		279,939	162,359
FRB Ser. 05-10, Class 1A5A, 5.718s, 2035		90,712	62,138
FRB Ser. 06-AR7, Class 2A2A, 5.578s, 2036		319,484	194,885
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.086s, 2049		7,969,862	55,789
Ser. 07-CD5, Class XS, IO, 0.077s, 2044		1,704,668	11,473
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031		157,000	159,273
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.019s, 2017		199,000	181,407
Countrywide Alternative Loan Trust
Ser. 06-36T2, Class 2A1, 6 1/4s, 2036		740,752	468,498
Ser. 06-45T1, Class 2A2, 6s, 2037		424,148	283,980
Ser. 06-J8, Class A4, 6s, 2037		271,074	154,512
FRB Ser. 07-HY4, Class 3A1, 5.724s, 2047		2,092,645	1,153,466
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		124,862	107,796
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.611s, 2035		584,728	403,462
FRB Ser. 06-HYB1, Class 1A1, 5.28s, 2036		70,260	42,582
FRB Ser. 05-HYB4, Class 2A1, 4.837s, 2035		655,653	488,462
Countrywide Home Loans 144A
Ser. 06-R1, Class AS, IO, 5.644s, 2036		2,127,947	234,074
FRB Ser. 06-R2, Class AS, IO, 5.49s, 2036		458,362	47,901
Credit Suisse Mortgage Capital Certificates
Ser. 07-3, Class 1A1A, 5.837s, 2037		139,976	89,585
FRB Ser. 07-C4, Class A2, 5.808s, 2039		328,000	334,984
Ser. 07-C2, Class A2, 5.448s, 2049		1,763,000	1,802,120
Ser. 07-C1, Class A2, 5.268s, 2040		220,000	224,524
Ser. 06-C5, Class A2, 5.246s, 2039		543,000	557,385
Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.131s, 2039		5,854,789	74,481
Ser. 07-C2, Class AX, IO, 0.111s, 2049		10,791,405	70,241
CS First Boston Mortgage Securities Corp. Ser. 04-C2,
Class A2, 5.416s, 2036		180,000	186,619
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		362,000	313,127
Ser. 02-CP5, Class M, 5 1/4s, 2035		81,000	7,361
Ser. 03-C3, Class AX, IO, 0.6s, 2038		1,191,736	48,011
Ser. 04-C4, Class AX, IO, 0.405s, 2039		872,206	19,459
Ser. 03-CK2, Class AX, IO, 0.387s, 2036		2,062,814	52,808
CWCapital Cobalt
Ser. 07-C2, Class A2, 5.334s, 2047		1,491,000	1,514,363
Ser. 06-C1, Class A2, 5.174s, 2048		609,674	619,308
DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032		129,000	110,940
Ser. 99-CG2, Class B4, 6.1s, 2032		219,000	220,471
European Loan Conduit 144A FRB Ser. 22A, Class D,
1.466s, 2014 (United Kingdom)	GBP	103,500	33,099

European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.466s, 2014 (United Kingdom)	GBP	180,378	20,190
Fannie Mae
IFB Ser. 07-75, Class JS, 50.515s, 2037		$125,193	217,890
IFB Ser. 07-30, Class FS, 28.759s, 2037		70,400	100,691
IFB Ser. 06-49, Class SE, 28.077s, 2036		122,441	178,096
IFB Ser. 05-25, Class PS, 27.145s, 2035		72,144	106,089
IFB Ser. 06-8, Class HP, 23.721s, 2036		133,640	187,047
IFB Ser. 05-99, Class SA, 23.721s, 2035		96,475	131,661
IFB Ser. 05-74, Class DM, 23.538s, 2035		84,393	121,588
IFB Ser. 05-45, Class DC, 23.464s, 2035		113,810	161,315
Ser. 02-T4, Class A4, 9 1/2s, 2041		246,048	287,107
IFB Ser. 03-44, Class SI, IO, 7.769s, 2033		411,286	75,172
Ser. 02-T4, Class A3, 7 1/2s, 2041		83,062	94,016
Ser. 01-T12, Class A2, 7 1/2s, 2041		101,212	114,559
Ser. 99-T2, Class A1, 7 1/2s, 2039		185,499	208,787
Ser. 00-T6, Class A1, 7 1/2s, 2030		83,206	94,179
IFB Ser. 04-17, Class ST, IO, 7.369s, 2034		41,703	8,184
IFB Ser. 08-7, Class SA, IO, 7.319s, 2038		636,580	110,228
Ser. 02-26, Class A1, 7s, 2048		71,260	79,400
Ser. 02-14, Class A1, 7s, 2042		106,373	117,990
IFB Ser. 06-43, Class SU, IO, 6.969s, 2036		102,734	15,226
IFB Ser. 06-24, Class QS, IO, 6.969s, 2036		235,698	44,472
IFB Ser. 05-52, Class DC, IO, 6.969s, 2035		106,108	18,403
IFB Ser. 06-79, Class DI, IO, 6.919s, 2036		377,230	60,711
IFB Ser. 06-60, Class SI, IO, 6.919s, 2036		493,077	77,899
IFB Ser. 04-89, Class EI, IO, 6.919s, 2034		631,344	87,375
IFB Ser. 04-24, Class CS, IO, 6.919s, 2034 (F)		244,884	37,890
IFB Ser. 04-60, Class SW, IO, 6.819s, 2034		456,109	75,497
IFB Ser. 03-130, Class BS, IO, 6.819s, 2033		614,856	85,234
IFB Ser. 05-65, Class KI, IO, 6.769s, 2035		306,043	46,176
IFB Ser. 03-34, Class WS, IO, 6.769s, 2029		569,276	69,107
IFB Ser. 08-41, Class S, IO, 6.569s, 2036		448,550	63,567
IFB Ser. 05-48, Class SM, IO, 6.569s, 2034		141,967	20,173
IFB Ser. 07-54, Class CI, IO, 6.529s, 2037		151,421	22,871
IFB Ser. 08-34, Class SM, IO, 6.519s, 2038		450,341	66,165
IFB Ser. 07-58, Class SP, IO, 6.519s, 2037		173,824	28,774
IFB Ser. 07-37, Class SB, IO, 6.519s, 2037		2,907,335	424,280
IFB Ser. 07-28, Class SE, IO, 6.519s, 2037		145,317	21,691
IFB Ser. 07-24, Class SD, IO, 6.519s, 2037		137,334	19,391
IFB Ser. 06-79, Class SI, IO, 6.519s, 2036		144,852	19,276
IFB Ser. 05-12, Class SC, IO, 6.519s, 2035		180,099	24,872
IFB Ser. 05-17, Class ES, IO, 6.519s, 2035		190,261	25,723
IFB Ser. 05-18, Class SK, IO, 6.519s, 2035		97,155	9,679
IFB Ser. 07-30, Class IE, IO, 6.509s, 2037		418,678	76,228
IFB Ser. 06-123, Class CI, IO, 6.509s, 2037		322,131	47,405
IFB Ser. 05-82, Class SY, IO, 6.499s, 2035 (F)		369,432	46,288
IFB Ser. 05-45, Class EW, IO, 6.489s, 2035		595,185	83,624
IFB Ser. 05-45, Class SR, IO, 6.489s, 2035		522,383	71,236
IFB Ser. 06-126, Class CS, IO, 6.469s, 2037		222,933	30,618
IFB Ser. 06-31, Class SX, IO, 6.469s, 2036		470,232	73,679
IFB Ser. 06-33, Class JS, IO, 6.469s, 2036		196,465	26,997
IFB Ser. 06-36, Class SP, IO, 6.469s, 2036		136,433	16,745
IFB Ser. 06-23, Class SP, IO, 6.469s, 2036		414,234	63,930
IFB Ser. 06-16, Class SM, IO, 6.469s, 2036		131,653	20,111
IFB Ser. 05-95, Class CI, IO, 6.469s, 2035		233,311	37,728
IFB Ser. 05-84, Class SG, IO, 6.469s, 2035		360,806	54,137
IFB Ser. 05-57, Class NI, IO, 6.469s, 2035		73,697	11,006
IFB Ser. 06-3, Class SB, IO, 6.469s, 2035		901,037	149,832
IFB Ser. 05-23, Class SG, IO, 6.469s, 2035		286,112	44,364
IFB Ser. 05-29, Class SX, IO, 6.469s, 2035		248,363	35,370
IFB Ser. 05-29, Class SY, IO, 6.469s, 2035		913,997	133,525
IFB Ser. 05-17, Class SA, IO, 6.469s, 2035		261,098	40,570
IFB Ser. 05-17, Class SE, IO, 6.469s, 2035 (F)		287,762	40,985
IFB Ser. 05-57, Class DI, IO, 6.469s, 2035		595,954	79,420
IFB Ser. 04-92, Class S, IO, 6.469s, 2034		758,965	102,724
IFB Ser. 06-104, Class EI, IO, 6.459s, 2036		309,151	45,157
IFB Ser. 05-92, Class SB, IO, 6.459s, 2035		2,733,865	388,689
IFB Ser. 05-83, Class QI, IO, 6.459s, 2035		72,050	13,665
IFB Ser. 06-128, Class GS, IO, 6.449s, 2037		165,073	24,396
IFB Ser. 05-73, Class SD, IO, 6.449s, 2035		550,038	96,994
IFB Ser. 06-114, Class IS, IO, 6.419s, 2036		152,019	20,465
IFB Ser. 06-116, Class LS, IO, 6.419s, 2036		66,184	9,766
IFB Ser. 04-92, Class SQ, IO, 6.419s, 2034		331,181	53,248
IFB Ser. 06-115, Class IE, IO, 6.409s, 2036		122,269	16,843
IFB Ser. 06-109, Class SH, IO, 6.389s, 2036		172,500	28,406
IFB Ser. 06-111, Class SA, IO, 6.389s, 2036		1,087,951	162,156
IFB Ser. 06-103, Class SB, IO, 6.369s, 2036		279,434	37,909
IFB Ser. 06-43, Class SI, IO, 6.369s, 2036		680,656	91,981
IFB Ser. 06-8, Class JH, IO, 6.369s, 2036		571,484	86,196
IFB Ser. 06-8, Class PS, IO, 6.369s, 2036		385,791	69,504
IFB Ser. 09-12, Class CI, IO, 6.369s, 2036		666,146	106,260
IFB Ser. 05-122, Class SG, IO, 6.369s, 2035		133,457	19,296
IFB Ser. 05-122, Class SW, IO, 6.369s, 2035		159,395	22,859
IFB Ser. 06-17, Class SI, IO, 6.349s, 2036		273,666	37,567
IFB Ser. 06-60, Class YI, IO, 6.339s, 2036		282,238	49,632
IFB Ser. 06-83, Class SH, IO, 6.329s, 2036		379,566	56,900
IFB Ser. 06-95, Class SH, IO, 6.319s, 2036		556,609	70,619
IFB Ser. 09-12, Class AI, IO, 6.269s, 2037		643,528	92,726
IFB Ser. 07-15, Class NI, IO, 6.269s, 2022		225,319	27,588
IFB Ser. 07-109, Class XI, IO, 6.219s, 2037		163,125	22,045
IFB Ser. 06-79, Class SH, IO, 6.219s, 2036		320,282	50,123
IFB Ser. 07-30, Class OI, IO, 6.209s, 2037		655,427	96,093
IFB Ser. 07-89, Class SA, IO, 6.199s, 2037		507,022	64,392
IFB Ser. 06-82, Class SI, IO, 6.199s, 2036		1,303,617	174,863
IFB Ser. 07-54, Class IA, IO, 6.179s, 2037		176,154	24,518
IFB Ser. 07-54, Class IB, IO, 6.179s, 2037		176,154	24,518
IFB Ser. 07-54, Class IC, IO, 6.179s, 2037		176,154	24,518
IFB Ser. 07-54, Class ID, IO, 6.179s, 2037		176,154	24,518

IFB Ser. 07-54, Class IF, IO, 6.179s, 2037	261,715	35,426
IFB Ser. 07-54, Class UI, IO, 6.179s, 2037	218,278	32,072
IFB Ser. 07-15, Class CI, IO, 6.149s, 2037	600,239	81,284
IFB Ser. 06-115, Class JI, IO, 6.149s, 2036	424,673	58,754
IFB Ser. 09-43, Class SB, IO, 6.099s, 2039	625,986	91,058
IFB Ser. 06-123, Class LI, IO, 6.089s, 2037	289,261	38,191
IFB Ser. 07-81, Class IS, IO, 6.069s, 2037	338,536	43,938
IFB Ser. 07-39, Class AI, IO, 5.889s, 2037	300,951	36,611
IFB Ser. 07-32, Class SD, IO, 5.879s, 2037	211,865	26,268
IFB Ser. 07-30, Class UI, IO, 5.869s, 2037	174,961	22,383
IFB Ser. 07-1, Class CI, IO, 5.869s, 2037	195,251	25,766
IFB Ser. 07-3, Class SH, IO, 5.839s, 2037	333,888	39,206
IFB Ser. 09-12, Class DI, IO, 5.799s, 2037	606,857	81,666
IFB Ser. 05-58, Class IK, IO, 5.769s, 2035	330,638	53,339
IFB Ser. 04-46, Class PJ, IO, 5.769s, 2034	249,510	32,807
Ser. 06-W3, Class 1AS, IO, 5.758s, 2046	609,433	73,274
IFB Ser. 07-75, Class ID, IO, 5.639s, 2037	193,139	23,914
Ser. 383, Class 18, IO, 5 1/2s, 2038 (F)	136,953	22,139
Ser. 383, Class 19, IO, 5 1/2s, 2038 (F)	124,454	20,137
Ser. 383, Class 6, IO, 5 1/2s, 2037	104,397	18,906
Ser. 383, Class 7, IO, 5 1/2s, 2037 (F)	103,308	16,435
Ser. 383, Class 20, IO, 5 1/2s, 2037 (F)	79,375	13,109
Ser. 359, Class 11, IO, 5 1/2s, 2035	4,343,018	819,718
IFB Ser. 09-3, Class SE, IO, 5.269s, 2037	323,736	34,248
Ser. 385, Class 3, IO, 5s, 2038	97,404	18,220
Ser. 03-W10, Class 1, IO, 1.817s, 2043	766,700	41,871
Ser. 03-W8, Class 12, IO, 1.635s, 2042	1,652,166	82,331
Ser. 03-W17, Class 12, IO, 1.14s, 2033	804,714	26,500
Ser. 02-T18, IO, 0.512s, 2042	4,517,570	71,223
Ser. 02-T4, IO, 0.447s, 2041	259,097	3,078
Ser. 02-26, IO, 0.224s, 2048	12,100,943	137,526
Ser. 07-64, Class LO, PO, zero %, 2037	93,491	83,760
Ser. 05-50, Class LO, PO, zero %, 2035 (F)	26,558	23,566
Ser. 326, Class 1, PO, zero %, 2032	59,454	50,775
Ser. 318, Class 1, PO, zero %, 2032	22,565	19,190
Ser. 04-61, Class CO, PO, zero %, 2031	118,625	114,689
Ser. 314, Class 1, PO, zero %, 2031	107,282	91,189
FRB Ser. 06-115, Class SN, zero %, 2036	91,369	106,088
FRB Ser. 05-65, Class ER, zero %, 2035 (F)	51,003	47,167
FRB Ser. 05-57, Class UL, zero %, 2035	26,203	25,985
FRB Ser. 05-51, Class FV, zero %, 2035 (F)	82,757	75,192
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities IFB Ser. T-56, Class 2ASI, IO,
7.869s, 2043	120,984	20,688
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
6.51s, 2039	6,410	6,346
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.679s, 2035	130,147	75,485
First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	209,000	198,149
Ser. 97-C2, Class G, 7 1/2s, 2029	119,000	110,670
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	285,000	242,250
Freddie Mac
IFB Ser. 3182, Class PS, 27.667s, 2032	239,982	351,716
IFB Ser. 3182, Class SP, 27.667s, 2032	73,746	102,907
IFB Ser. 3211, Class SI, IO, 26.685s, 2036	91,230	59,884
IFB Ser. 3408, Class EK, 24.855s, 2037	83,971	116,196
IFB Ser. 2976, Class KL, 23.529s, 2035	160,758	221,215
IFB Ser. 3065, Class DC, 19.161s, 2035	142,123	183,583
IFB Ser. 3105, Class SI, IO, 19.021s, 2036	85,095	44,052
IFB Ser. 2990, Class LB, 16.35s, 2034	165,666	201,314
IFB Ser. 3031, Class BS, 16.142s, 2035	184,214	228,282
IFB Ser. 3489, Class SD, IO, 7.567s, 2032	153,959	26,343
IFB Ser. 2828, Class GI, IO, 7.267s, 2034	263,275	43,250
IFB Ser. 3184, Class SP, IO, 7.117s, 2033	224,692	29,102
IFB Ser. 3110, Class SP, IO, 7.067s, 2035	309,223	57,489
IFB Ser. 3156, Class PS, IO, 7.017s, 2036	326,068	58,472
IFB Ser. 2927, Class SI, IO, 7s, 2035	206,040	32,044
IFB Ser. 3149, Class LS, IO, 6.967s, 2036	543,726	107,068
IFB Ser. 3119, Class PI, IO, 6.967s, 2036	546,295	106,739
IFB Ser. 2882, Class NS, IO, 6.967s, 2034	313,948	43,104
IFB Ser. 2882, Class LS, IO, 6.967s, 2034	236,352	34,554
IFB Ser. 3200, Class SB, IO, 6.917s, 2036	321,218	45,006
IFB Ser. 3149, Class SE, IO, 6.917s, 2036	178,759	32,864
IFB Ser. 3157, Class SA, IO, 6.917s, 2036	442,216	80,624
IFB Ser. 3203, Class SH, IO, 6.907s, 2036	135,203	21,999
IFB Ser. 2835, Class AI, IO, 6.867s, 2034	202,882	34,710
IFB Ser. 2755, Class SG, IO, 6.867s, 2031	6,212,870	713,517
IFB Ser. 2815, Class PT, IO, 6.817s, 2032	242,930	33,191
IFB Ser. 2594, Class SE, IO, 6.817s, 2030	167,490	15,423
IFB Ser. 2828, Class TI, IO, 6.817s, 2030	107,517	14,411
IFB Ser. 3397, Class GS, IO, 6.767s, 2037	134,086	15,681
IFB Ser. 3249, Class SI, IO, 6.517s, 2036	76,160	11,542
IFB Ser. 3028, Class ES, IO, 6.517s, 2035	583,536	86,630
IFB Ser. 2922, Class SE, IO, 6.517s, 2035	286,506	42,702
IFB Ser. 3316, Class SA, IO, 6.497s, 2037	365,969	37,507
IFB Ser. 2981, Class AS, IO, 6.487s, 2035 (F)	228,342	31,849
IFB Ser. 3287, Class SE, IO, 6.467s, 2037	386,399	61,422
IFB Ser. 3122, Class DS, IO, 6.467s, 2036	245,303	36,519
IFB Ser. 3123, Class LI, IO, 6.467s, 2036	217,883	37,534
IFB Ser. 3107, Class DC, IO, 6.467s, 2035	238,869	38,446
IFB Ser. 3001, Class IH, IO, 6.467s, 2035	502,278	75,586
IFB Ser. 2950, Class SM, IO, 6.467s, 2016	311,854	40,758
IFB Ser. 3256, Class S, IO, 6.457s, 2036	245,759	35,922
IFB Ser. 3031, Class BI, IO, 6.457s, 2035	131,163	22,352
IFB Ser. 3244, Class SB, IO, 6.427s, 2036	138,451	18,780
IFB Ser. 3249, Class SM, IO, 6.417s, 2036	318,115	47,089

IFB Ser. 3236, Class IS, IO, 6.417s, 2036	251,056	33,967
IFB Ser. 3240, Class SM, IO, 6.417s, 2036	315,483	43,103
IFB Ser. 3147, Class SD, IO, 6.417s, 2036	482,553	66,521
IFB Ser. 3067, Class SI, IO, 6.417s, 2035	647,271	107,405
IFB Ser. 3128, Class JI, IO, 6.397s, 2036	129,859	18,819
IFB Ser. 2990, Class LI, IO, 6.397s, 2034	254,080	40,354
IFB Ser. 3240, Class S, IO, 6.387s, 2036	468,796	66,430
IFB Ser. 3065, Class DI, IO, 6.387s, 2035	97,444	14,927
IFB Ser. 3145, Class GI, IO, 6.367s, 2036	110,351	16,947
IFB Ser. 3114, Class GI, IO, 6.367s, 2036	131,510	20,930
IFB Ser. 3114, Class IP, IO, 6.367s, 2036	559,201	76,401
IFB Ser. 2877, Class WS, IO, 6.367s, 2034	10,073,655	1,047,467
IFB Ser. 3218, Class AS, IO, 6.347s, 2036	173,792	22,381
IFB Ser. 3221, Class SI, IO, 6.347s, 2036	190,235	24,756
IFB Ser. 3072, Class SG, IO, 6.347s, 2035 (F)	1,149,823	163,354
IFB Ser. 3153, Class UI, IO, 6.337s, 2036	425,805	80,178
IFB Ser. 3424, Class XI, IO, 6.337s, 2036	529,323	77,348
IFB Ser. 3485, Class SI, IO, 6.317s, 2036	169,576	27,433
IFB Ser. 3153, Class QI, IO, 6.317s, 2036	257,233	44,434
IFB Ser. 3346, Class SC, IO, 6.317s, 2033	2,520,777	373,904
IFB Ser. 3346, Class SB, IO, 6.317s, 2033	304,725	45,180
IFB Ser. 3201, Class SG, IO, 6.267s, 2036	269,231	36,032
IFB Ser. 3203, Class SE, IO, 6.267s, 2036	225,867	29,800
IFB Ser. 3238, Class LI, IO, 6.257s, 2036	239,430	32,605
IFB Ser. 3171, Class PS, IO, 6.252s, 2036	222,322	29,443
IFB Ser. 3171, Class ST, IO, 6.252s, 2036	385,551	50,546
IFB Ser. 3510, Class CI, IO, 6.247s, 2037	586,526	81,092
IFB Ser. 3510, Class DI, IO, 6.247s, 2035	365,180	51,694
IFB Ser. 3181, Class PS, IO, 6.237s, 2036	151,214	23,575
IFB Ser. 3281, Class AI, IO, 6.197s, 2037	417,569	57,264
IFB Ser. 3261, Class SA, IO, 6.197s, 2037	210,451	28,839
IFB Ser. 3311, Class IA, IO, 6.177s, 2037	243,445	33,497
IFB Ser. 3311, Class IB, IO, 6.177s, 2037	243,445	33,497
IFB Ser. 3311, Class IC, IO, 6.177s, 2037	243,445	33,497
IFB Ser. 3311, Class ID, IO, 6.177s, 2037	243,445	33,497
IFB Ser. 3311, Class IE, IO, 6.177s, 2037	351,643	48,384
IFB Ser. 3311, Class PI, IO, 6.177s, 2037	370,665	53,762
IFB Ser. 3510, Class AS, IO, 6.177s, 2037	1,255,815	185,150
IFB Ser. 3265, Class SC, IO, 6.177s, 2037	171,331	22,601
IFB Ser. 3240, Class GS, IO, 6.147s, 2036	294,846	39,027
IFB Ser. 3257, Class SI, IO, 6.087s, 2036 (F)	125,284	15,393
IFB Ser. 3225, Class EY, IO, 6.057s, 2036	1,262,041	157,571
IFB Ser. 3225, Class JY, IO, 6.057s, 2036	535,447	70,301
IFB Ser. 3502, Class DS, IO, 5.917s, 2039	199,387	19,896
IFB Ser. 3339, Class IL, IO, 5.907s, 2037	24,306,357	2,493,610
IFB Ser. 3339, Class TI, IO, 5.907s, 2037	288,196	36,303
IFB Ser. 3284, Class CI, IO, 5.887s, 2037	453,559	57,583
IFB Ser. 3303, Class SD, IO, 5.857s, 2037	609,150	73,988
IFB Ser. 3309, Class SG, IO, 5.837s, 2037	491,897	56,814
IFB Ser. 2965, Class SA, IO, 5.817s, 2032	238,757	30,133
IFB Ser. 3510, Class BI, IO, 5.797s, 2037	507,521	66,656
IFB Ser. 3451, Class S, IO, 5.797s, 2037	5,413,200	595,846
IFB Ser. 3397, Class SQ, IO, 5.737s, 2037	876,144	100,632
IFB Ser. 3424, Class UI, IO, 5.527s, 2037	365,509	42,692
IFB Ser. 248, IO, 5 1/2s, 2037	486,960	98,381
IFB Ser. 3501, Class SE, IO, 5.267s, 2039	16,305,632	1,456,329
Ser. 3327, Class IF, IO, zero %, 2037 (F)	75,553	2,732
Ser. 3300, PO, zero %, 2037	56,614	47,264
Ser. 2587, Class CO, PO, zero %, 2032	55,589	51,306
Ser. 201, PO, zero %, 2029	66,693	55,787
FRB Ser. 3130, Class JF, zero %, 2036 (F)	24,320	23,509
FRB Ser. 3326, Class WF, zero %, 2035	169,335	167,402
FRB Ser. 3251, Class TP, zero %, 2035 (F)	75,161	60,808
FRB Ser. 3003, Class XF, zero %, 2035	156,842	153,564
FRB Ser. 2963, Class TW, zero %, 2035	21,664	20,852
GE Capital Commercial Mortgage Corp. Ser. 07-C1,
Class A2, 5.417s, 2049	334,000	340,314
GE Capital Commercial Mortgage Corp. 144A Ser. 07-C1,
Class XC, IO, 0.096s, 2019	16,421,855	85,394
Government National Mortgage Association
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	147,472	25,843
IFB Ser. 08-47, Class S, IO, 7.467s, 2038	269,581	37,536
IFB Ser. 07-6, Class SA, IO, 7.119s, 2037	466,486	60,038
IFB Ser. 05-68, Class PU, IO, 7.069s, 2032 (F)	241,867	27,633
IFB Ser. 04-59, Class SC, IO, 6.967s, 2034	109,168	16,234
IFB Ser. 04-26, Class IS, IO, 6.967s, 2034	159,295	11,756
IFB Ser. 05-68, Class SN, IO, 6.967s, 2034	900,957	114,054
IFB Ser. 07-47, Class SA, IO, 6.867s, 2036	304,542	47,705
IFB Ser. 04-96, Class KS, IO, 6.769s, 2034	431,383	67,476
IFB Ser. 06-16, Class GS, IO, 6.759s, 2036	48,323	6,171
IFB Ser. 04-5, Class PS, IO, 6.719s, 2033	320,000	54,866
IFB Ser. 09-106, Class XN, IO, 6.669s, 2035	174,408	11,575
IFB Ser. 07-35, Class NY, IO, 6.667s, 2035	295,332	29,676
IFB Ser. 09-106, Class XI, IO, 6.569s, 2037	376,727	45,442
IFB Ser. 07-22, Class S, IO, 6.569s, 2037	153,653	17,980
IFB Ser. 09-61, Class SB, IO, 6.519s, 2039	15,506,247	1,971,898
IFB Ser. 09-106, Class XL, IO, 6.519s, 2037	183,267	21,370
IFB Ser. 04-104, Class IS, IO, 6.519s, 2034	108,993	13,797
IFB Ser. 07-53, Class SY, IO, 6.504s, 2037	516,220	54,727
IFB Ser. 07-58, Class PS, IO, 6.469s, 2037	547,222	52,709
IFB Ser. 07-60, Class QS, IO, 6.459s, 2037	6,843,980	665,628
IFB Ser. 07-37, Class SU, IO, 6.457s, 2037	180,521	24,920
IFB Ser. 07-59, Class PS, IO, 6.439s, 2037	118,232	10,436
IFB Ser. 07-59, Class SP, IO, 6.439s, 2037	65,716	5,863
IFB Ser. 07-37, Class YS, IO, 6.437s, 2037	119,233	15,463
IFB Ser. 07-16, Class KU, IO, 6.419s, 2037	4,307,436	554,927
Ser. 2007-56, Class SY, 6.399s, 2037	5,417,580	511,460
IFB Ser. 09-87, Class SK, IO, 6.369s, 2032	3,078,249	335,072
IFB Ser. 09-106, Class CM, IO, 6.367s, 2034	591,225	76,863

IFB Ser. 08-6, Class TI, IO, 6.367s, 2032	821,488	84,665
IFB Ser. 07-51, Class SG, IO, 6.349s, 2037	1,522,243	138,220
IFB Ser. 07-17, Class AI, IO, 6.317s, 2037	583,610	82,971
IFB Ser. 09-13, Class SD, IO, 6.317s, 2033	898,207	83,221
IFB Ser. 07-78, Class SA, IO, 6.297s, 2037	455,654	47,742
IFB Ser. 08-6, Class SA, IO, 6.279s, 2038	8,895,887	912,201
IFB Ser. 06-26, Class S, IO, 6.269s, 2036	1,446,964	152,325
IFB Ser. 06-38, Class SW, IO, 6.269s, 2036	2,617,146	251,626
IFB Ser. 06-23, Class S, IO, 6.269s, 2036	4,737,497	493,022
IFB Ser. 08-2, Class SM, IO, 6.267s, 2038	690,382	70,188
IFB Ser. 07-9, Class AI, IO, 6.267s, 2037	207,801	21,859
IFB Ser. 08-9, Class SK, IO, 6.249s, 2038	637,349	72,215
IFB Ser. 09-106, Class KS, IO, 6.167s, 2039	241,774	22,411
IFB Ser. 09-106, Class SH, IO, 6.167s, 2039	6,718,618	639,229
IFB Ser. 09-35, Class SP, IO, 6.167s, 2037	670,016	83,685
IFB Ser. 05-71, Class SA, IO, 6.127s, 2035	514,679	62,738
IFB Ser. 05-65, Class SI, IO, 6.119s, 2035	108,555	12,710
IFB Ser. 09-87, Class KI, IO, 6.069s, 2035	974,212	124,206
IFB Ser. 05-92, Class SP, IO, 6.069s, 2035	5,893,904	598,195
IFB Ser. 06-16, Class SX, IO, 6.059s, 2036	462,005	51,538
IFB Ser. 07-17, Class IB, IO, 6.019s, 2037	117,512	15,665
IFB Ser. 09-106, Class SD, IO, 6.019s, 2036	1,168,220	129,056
IFB Ser. 09-87, Class SN, IO, 6.019s, 2035	397,892	37,933
IFB Ser. 09-61, Class WQ, IO, 6.017s, 2035	4,759,659	684,123
IFB Ser. 05-66, Class S, IO, 6.017s, 2035	4,276,957	588,835
IFB Ser. 09-106, Class SU, IO, 5.969s, 2037	755,544	74,182
IFB Ser. 07-7, Class JI, IO, 5.969s, 2037	324,933	37,913
IFB Ser. 07-25, Class KS, IO, 5.967s, 2037	260,536	28,106
IFB Ser. 07-21, Class S, IO, 5.967s, 2037	268,016	25,046
IFB Ser. 07-17, Class SI, IO, 5.955s, 2037	860,507	102,727
IFB Ser. 07-31, Class AI, IO, 5.947s, 2037	196,512	26,600
IFB Ser. 07-62, Class S, IO, 5.917s, 2037	271,909	28,138
IFB Ser. 09-106, Class SL, IO, 5.869s, 2036	761,214	88,280
IFB Ser. 09-87, Class TS, IO, 5.869s, 2035	279,248	33,716
IFB Ser. 07-43, Class SC, IO, 5.867s, 2037	155,788	15,576
IFB Ser. 09-106, Class ST, IO, 5.769s, 2038	1,108,050	119,042
IFB Ser. 04-41, Class SG, IO, 5.769s, 2034	570,786	32,703
IFB Ser. 09-43, Class SA, IO, 5.719s, 2039	11,640,140	1,058,415
IFB Ser. 09-87, Class WT, IO, 0.186s, 2035	2,158,022	8,296
FRB Ser. 07-35, Class UF, zero %, 2037	19,053	18,561
IFB Ser. 09-106, Class WT, IO, zero %, 2037	219,892	825
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class A2, 5.117s, 2037	155,000	156,186
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.805s, 2045	170,000	169,285
Ser. 06-GG6, Class A2, 5.506s, 2038	608,000	620,769
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	95,284	92,426
Ser. 06-GG8, Class X, IO, 0.666s, 2039	2,036,532	52,760
Ser. 03-C1, Class X1, IO, 0.273s, 2040	4,721,751	93,254
GSMPS Mortgage Loan Trust FRB Ser. 05-RP2, Class 1AF,
0.581s, 2035 (F)	405,422	328,426
GSMPS Mortgage Loan Trust 144A FRB Ser. 05-RP3,
Class 1AF, 0.581s, 2035	11,963	9,570
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.005s, 2037	568,492	395,102
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.341s, 2037	326,306	182,731
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.9s, 2036	103,510	64,022
FRB Ser. 07-AR15, Class 1A1, 5.862s, 2037	338,833	218,547
FRB Ser. 07-AR9, Class 2A1, 5.845s, 2037	345,378	236,584
FRB Ser. 05-AR31, Class 3A1, 5.511s, 2036	667,718	387,277
FRB Ser. 05-AR5, Class 4A1, 5.187s, 2035	296,858	208,349
FRB Ser. 07-AR11, Class 1A1, 5.057s, 2037	320,388	173,010
JP Morgan Chase Commercial Mortgage Securities Corp.
Ser. 06-LDP6, Class A3B, 5.559s, 2043	339,000	341,129
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.926s, 2036	237,000	187,230
FRB Ser. 06-A6, Class 1A1, 0.391s, 2036	149,016	72,970
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 2006-LDP7, Class A2, 6.051s, 2045	437,000	450,440
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	72,000	72,017
Ser. 07-CB20, Class A3, 5.863s, 2051	422,000	419,435
FRB Ser. 07-LD11, Class A3, 5.818s, 2049	213,000	210,200
Ser. 06-CB15, Class A4, 5.814s, 2043	317,000	305,461
Ser. 07-CB20, Class A4, 5.794s, 2051	96,000	89,756
Ser. 06-CB16, Class A3B, 5.579s, 2045	479,000	478,602
Ser. 2006-CB17, Class A3, 5.45s, 2043 (F)	763,000	779,821
Ser. 06-LDP8, Class A3B, 5.447s, 2045	374,000	375,313
Ser. 06-LDP8, Class A2, 5.289s, 2045	1,682,000	1,723,442
Ser. 05-LDP2, Class AM, 4.78s, 2042	50,000	45,104
Ser. 06-LDP8, Class X, IO, 0.572s, 2045	2,707,109	64,293
Ser. 06-CB17, Class X, IO, 0.511s, 2043	2,404,815	63,221
Ser. 07-LDPX, Class X, IO, 0.346s, 2049	4,771,699	71,764
Ser. 06-CB16, Class X1, IO, 0.112s, 2045	3,073,116	36,753
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.137s, 2051	8,300,875	85,125
LB Commercial Conduit Mortgage Trust Ser. 07-C3,
Class A2, 5.84s, 2044	266,000	276,197
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035	119,000	102,340
LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029	128,000	128,093
Ser. 07-C2, Class XW, IO, 0.547s, 2040	1,050,936	23,240
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.716s, 2038	1,730,206	53,551
Ser. 03-C5, Class XCL, IO, 0.399s, 2037	1,204,121	20,564
Ser. 05-C2, Class XCL, IO, 0.307s, 2040	5,740,332	43,839

Ser. 06-C7, Class XCL, IO, 0.153s, 2038		3,171,880	43,714
Ser. 07-C2, Class XCL, IO, 0.11s, 2040		9,034,063	91,376
Ser. 06-C1, Class XCL, IO, 0.097s, 2041		12,157,552	102,055
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 04-LLFA, Class H, 1.183s, 2017		66,000	51,182
Mach One Commercial Mortgage Trust 144A Ser. 04-1A,
Class H, 6.636s, 2040		156,000	10,920
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036		180,721	119,784
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049		5,988,530	66,998
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.733s, 2022		270,899	222,137
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.062s, 2030		49,000	49,214
FRB Ser. 05-A9, Class 3A1, 5.242s, 2035		283,495	222,370
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.828s, 2050		118,000	117,398
FRB Ser. 07-C1, Class A4, 5.828s, 2050		127,000	113,671
FRB Ser. 07-C1, Class A2, 5.724s, 2050		1,069,000	1,110,489
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049		503,000	440,829
FRB Ser. 07-8, Class A2, 5.92s, 2049		138,000	137,586
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, IO, 4.827s, 2017		213,974	22,467
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		256,000	163,427
FRB Ser. 08-T29, Class A3, 6.28s, 2043 (F)		69,000	68,385
FRB Ser. 07-IQ15, Class A2, 5.84s, 2049		1,029,000	1,053,305
FRB Ser. 06-IQ11, Class A4, 5.771s, 2042		317,000	317,906
Ser. 06-T21, Class A2, 5.09s, 2052		295,000	298,389
Ser. 05-HQ6, Class A4A, 4.989s, 2042		183,000	178,242
Ser. 04-HQ4, Class A7, 4.97s, 2040		151,000	151,303
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		360,000	18,000
Ser. 07-HQ13, Class X1, IO, 0.666s, 2044		4,938,481	93,634
Ser. 05-HQ5, Class X1, IO, 0.093s, 2042		1,734,279	8,932
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 3.897s, 2035		274,739	164,843
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.081s, 2030		78,000	78,780
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034		28,610	27,378
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		100,000	75,356
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037		370,075	273,855
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 1.972s, 2036		639,009	23,388
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		609,157	402,044
FRB Ser. 06-9, Class 1A1, 5.587s, 2036		112,457	61,719
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.019s, 2037		1,378,565	175,343
Ser. 07-4, Class 1A4, IO, 1s, 2037		1,378,565	48,547
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.435s, 2037		827,073	88,838
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 1.661s, 2014 (United
Kingdom)	GBP	46,127	49,602
FRB Ser. 05-CT1A, Class D, 1.666s, 2014 (United
Kingdom)	GBP	102,358	57,694
Ursus EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	54,628	6,114
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.901s, 2051		$395,000	397,288
FRB Ser. 07-C33, Class A2, 5.856s, 2051		758,000	784,300
FRB Ser. 07-C32, Class A2, 5.735s, 2049		1,359,000	1,399,333
Ser. 2006-C28, Class A2, 5 1/2s, 2048		610,000	625,136
Ser. 07-C31, Class A2, 5.421s, 2047		903,000	924,125
Ser. 07-C30, Class A3, 5.246s, 2043		2,680,000	2,620,022
Ser. 04-C15, Class A4, 4.803s, 2041		226,000	227,887
Ser. 07-C34, IO, 0.354s, 2046		2,283,494	43,432
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.533s, 2018		100,000	50,000
Ser. 07-C31, IO, 0.26s, 2047		8,181,844	108,655
Ser. 06-C27, Class XC, IO, 0.121s, 2045		3,510,185	31,170
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2014		87,000	25,620
Ser. 06-SL1, Class X, IO, 0.934s, 2043		419,080	14,161
Ser. 07-SL2, Class X, IO, 0.85s, 2049		1,296,044	36,950
WAMU Mortgage Pass-Through Certificates 144A Ser.
04-RP1, Class 1S, IO, 5.265s, 2034		476,503	53,143

Total mortgage-backed securities (cost $72,397,031)			$80,305,225

CORPORATE BONDS AND NOTES (21.4%)(a)
		Principal amount	Value

Basic materials (1.3%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes
9 3/8s, 2019		$6,000	$7,164
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)		95,000	120,343
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014		454,000	522,341
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019		150,000	179,388
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,

2015	100,000	108,429
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	183,000	199,013
Holcim, Ltd. 144A company guaranty 6s, 2019
(Switzerland)	80,000	84,212
International Paper Co. bonds 7.95s, 2018	175,000	202,790
International Paper Co. sr. unsec. notes 9 3/8s, 2019	213,000	264,120
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	185,000	202,250
Nalco Co. 144A sr. notes 8 1/4s, 2017	26,000	27,560
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)	75,000	95,768
Sealed Air Corp. 144A notes 5 5/8s, 2013	141,000	145,246
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)	21,000	24,728
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)	31,000	35,418
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)	26,000	29,705
Vale Overseas, Ltd. company guaranty unsec. unsub.
notes 5 5/8s, 2019	7,000	7,112
		2,255,587

Capital goods (0.4%)
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017	145,000	156,600
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016	10,000	10,425
Ball Corp. company guaranty sr. unsec. notes 6 5/8s,
2018	85,000	85,638
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	95,000	105,131
Republic Services, Inc. 144A sr. unsec. notes 5 1/2s,
2019	40,000	41,482
Thomas & Betts Corp. sr. unsec. unsub. notes 5 5/8s,
2021	80,000	82,171
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	110,000	119,994
		601,441

Communication services (1.7%)
American Tower Corp. 144A notes 4 5/8s, 2015	85,000	87,625
American Tower Corp. 144A sr. unsec. notes 7 1/4s, 2019	254,000	284,480
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	31,000	40,192
AT&T, Inc. sr. unsec. bond 6.55s, 2039	250,000	265,284
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	85,000	89,726
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	20,000	24,442
Comcast Corp. company guaranty 5.9s, 2016	155,000	169,085
Comcast Corp. company guaranty sr. unsec. notes 6.55s,
2039	10,000	10,515
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	75,000	81,980
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	220,000	278,479
Cox Communications, Inc. 144A notes 5 7/8s, 2016	30,000	32,197
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	80,000	90,726
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	105,000	117,613
Telecom Italia Capital SA company guaranty sr. unsec.
notes 7.175s, 2019 (Italy)	55,000	61,763
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	155,000	172,597
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Spain)	150,000	156,298
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	105,000	116,881
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	45,000	50,085
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	25,000	29,201
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	15,000	15,901
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	68,000	80,055
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	77,000	97,046
Verizon Global Funding Corp. notes 7 3/4s, 2030	110,000	131,111
Verizon Wireless, Inc. sr. unsec. unsub. notes 5.55s,
2014	300,000	330,878
		2,814,160

Consumer cyclicals (1.5%)
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	62,000	63,938
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	5,000	5,263
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes 7.3s, 2012 (Germany)	88,000	96,456
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	315,000	334,814
DIRECTV Holdings, LLC 144A company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	185,000	193,531
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	199,000	212,184
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	65,000	67,681
Mohawk Industries, Inc. sr. unsec. notes 6 7/8s, 2016	575,000	583,625
News America, Inc. company guaranty sr. unsec. notes
6.9s, 2019	245,000	280,981
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	49,000	56,350
Time Warner, Inc. debs. 9 1/8s, 2013	125,000	146,385

Viacom, Inc. company guaranty 5 5/8s, 2012	217,000	230,328
Viacom, Inc. company guaranty sr. unsec. notes 8 5/8s,
2012	43,000	47,267
Viacom, Inc. unsec. sr. company guaranty 7 7/8s, 2030	85,000	93,226
Whirlpool Corp. sr. unsec. notes 8.6s, 2014	15,000	17,314
		2,429,343

Consumer staples (1.5%)
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	70,000	81,904
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	50,000	64,519
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2040 (Belgium)	164,000	174,575
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2020 (Belgium)	181,000	185,640
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	105,000	124,542
Campbell Soup Co. debs. 8 7/8s, 2021	50,000	66,454
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	7,000	7,299
CVS Caremark Corp. notes 6.6s, 2019	80,000	88,587
CVS Caremark Corp. 144A company guaranty notes 7.507s,
2032	350,000	377,160
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	105,000	114,520
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	210,000	210,062
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	55,000	59,922
McDonald's Corp. sr. unsec. notes 5.7s, 2039	150,000	154,102
Reynolds American, Inc. company guaranty 7 1/4s, 2013	170,000	188,693
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	135,000	149,696
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	160,000	168,168
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	70,000	75,250
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	200,000	229,250
		2,520,343

Energy (1.4%)
Devon Energy Corp. sr. notes 6.3s, 2019	20,000	22,409
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	10,000	11,253
EOG Resources, Inc. notes 6 7/8s, 2018	105,000	122,213
Halliburton Co. sr. unsec. notes 7.45s, 2039	90,000	111,521
Kerr-McGee Corp. sec. notes 6.95s, 2024	50,000	56,294
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)	100,000	102,209
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040	130,000	140,310
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	70,000	70,700
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	55,000	62,039
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)	55,000	62,343
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)	410,000	248,050
Petroleos de Venezuela SA sr. unsec. bonds zero %,
2011 (Venezuela)	300,000	249,000
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 4 1/2s, 2012 (Qatar)	250,000	261,336
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039 (Switzerland)	175,000	235,478
White Nights Finance BV for Gazprom notes 10 1/2s,
2014 (Russia)	100,000	115,692
Williams Cos., Inc. (The) sr. unsec. notes 8 3/4s, 2020	90,000	115,650
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)	90,000	92,807
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	85,000	98,930
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	55,000	59,548
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	65,000	74,619
		2,312,401

Financials (7.8%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	75,000	75,120
American Express Co. sr. unsec. notes 8 1/8s, 2019	275,000	332,584
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	230,000	184,000
AON Corp. jr. unsec. sub. notes Ser. *, 8.205s, 2027	175,000	181,318
Bank of America Corp. sr. unsec. unsub. notes 6 1/2s,
2016	190,000	205,667
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 0.821s, 2027	160,000	108,720
Barclays Bank PLC 144A sub. notes 10.179s, 2021	354,000	468,540
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	220,000	227,473
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	230,000	263,760
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.073s, 2012	154,688	147,865
Capital One Capital VI company guaranty jr. sub. stock
8 7/8s, 2040	114,000	118,757
Chubb Corp. (The) sr. notes 6 1/2s, 2038	40,000	44,891
Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	5,000	5,830
Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	395,000	399,484
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	135,000	141,842
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.431s,
2010	135,000	134,880
Citigroup, Inc. sub. notes 5s, 2014	140,000	137,022

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032		44,000	40,479
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)		120,000	121,979
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)		5,000	5,151
Digital Realty Trust LP 144A bonds 5 7/8s, 2020 (R)		175,000	171,809
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 ( R)		40,000	42,262
Eurasian Development Bank 144A sr. unsec. notes
7 3/8s, 2014 (Kazakhstan)		100,000	106,019
Federal Realty Investment Trust sr. unsec. unsub.
notes 5.95s, 2014 (R)		30,000	31,883
Fleet Capital Trust V bank guaranty FRN 1.254s, 2028		135,000	91,989
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.473s, 2016		145,000	132,024
General Electric Capital Corp. sr. unsec. notes
5 1/2s, 2020		390,000	386,710
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039		150,000	155,930
General Electric Capital Corp. 144A sub. notes FRN
4 5/8s, 2066	EUR	90,000	100,089
Genworth Financial, Inc. sr. unsec. Ser. MTN, 6.515s,
2018		$540,000	501,525
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		55,000	63,761
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		30,000	29,782
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017		60,000	59,387
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)		320,000	334,764
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.3s, 2019		80,000	88,459
JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.273s, 2047		1,075,000	752,828
Liberty Mutual Group 144A company guaranty jr. sub.
notes FRB 10 3/4s, 2058		190,000	210,968
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012		140,000	148,533
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014		75,000	78,914
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039		110,000	142,252
MBNA American Bank NA sub. notes Ser. BKNT, 7 1/8s,
2012		250,000	275,508
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038		80,000	88,013
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.449s,
2011		35,000	34,713
MetLife Capital Trust X 144A collateral trust FRB
9 1/4s, 2068		300,000	344,193
MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036		125,000	110,000
Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016		100,000	105,770
Nationwide Financial Services, Inc. notes 5 5/8s, 2015		35,000	35,148
Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039		40,000	45,158
Progressive Corp. (The) jr. unsec. sub. unsec. deb.
FRN 6.7s, 2037		625,000	575,000
Prudential Financial, Inc. sr. notes 7 3/8s, 2019		15,000	17,270
Prudential Financial, Inc. sr. notes 6.2s, 2015		15,000	16,648
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014		170,000	181,090
Royal Bank of Scotland PLC (The) 144A company guaranty
sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)		205,000	212,261
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		100,000	100,403
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 9s, 2014 (Russia)		215,000	244,176
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)		88,000	97,335
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)		80,000	84,005
Simon Property Group LP sr. unsec. unsub. notes 5.65s,
2020 (R)		347,000	348,268
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010		90,000	90,467
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019		135,000	136,454
Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039		210,000	226,332
VTB Capital SA 144A bonds 6 1/4s, 2035 (Russia)		100,000	94,750
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)		459,000	463,016
VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)		450,000	465,044
Wachovia Capital Trust V 144A bank guaranty jr. unsec.
sub. note 7.965s, 2027		460,000	453,852
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017		130,000	137,567
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013		120,000	130,110
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.406s,
2012		35,000	34,750
WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019		250,000	271,871
WEA Finance, LLC 144A company guaranty sr. notes
7 1/8s, 2018		165,000	183,535
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049		105,000	111,563
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019
(Australia)		325,000	322,820
			13,012,340

Government (1.3%)
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	1,500,000	2,159,425
			2,159,425

Health care (0.5%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		$200,000	224,691
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037		45,000	47,346
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019		26,000	30,222
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014		64,000	71,460
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018		175,000	190,542
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2040		52,000	50,815
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020		28,000	27,727
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036		85,000	82,843
Watson Pharmaceuticals, Inc. sr. unsec. notes 6 1/8s,
2019		75,000	79,698
WellPoint, Inc. notes 7s, 2019		80,000	92,071
			897,415

Technology (0.5%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014		155,000	158,581
Brocade Communications Systems, Inc. 144A sr. notes
6 7/8s, 2020		145,000	147,900
Brocade Communications Systems, Inc. 144A sr. notes
6 5/8s, 2018		35,000	35,438
Dell, Inc. sr. unsec. notes 5 7/8s, 2019		5,000	5,405
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017		60,000	67,457
Lexmark International Inc, sr. unsec. notes 5.9s, 2013		105,000	108,783
Xerox Corp. sr. unsec. notes 6 7/8s, 2011		30,000	32,178
Xerox Corp. sr. unsec. notes 6 3/4s, 2039		133,000	139,923
Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019		52,000	53,638
Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		70,000	71,398
			820,701

Transportation (0.3%)
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014		10,000	11,533
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018		45,000	48,628
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019		175,000	174,164
GATX Corp. notes 4 3/4s, 2012		45,000	46,781
Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020		110,000	121,576
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022		44,476	38,361
			441,043

Utilities and power (3.2%)
Ameren Corp. sr. unsec. notes 8 7/8s, 2014		63,000	73,338
Ameren Energy Generating Co. sr. unsec. notes 6.3s,
2020		50,000	51,467
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017		40,000	43,233
Aquila, Inc. sr. unsec. unsub. notes 11 7/8s, 2012		185,000	217,501
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019		85,000	105,423
Beaver Valley II Funding debs. 9s, 2017		84,000	92,077
Bruce Mansfield Unit pass-through certificates 6.85s,
2034		109,094	106,301
CMS Energy Corp. sr. notes 8 1/2s, 2011		90,000	95,488
CMS Energy Corp. sr. unsec. unsub. notes 6.3s, 2012		20,000	20,761
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018		70,000	75,835
Consumers Energy Co. 1st mtge. sec. bond 6 1/8s, 2019		120,000	131,981
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017		215,000	236,668
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018		90,000	97,985
El Paso Natural Gas Co. sr. unsec. unsub. bonds Ser.
*, 8 3/8s, 2032		105,000	127,918
Electricite de France 144A notes 6.95s, 2039 (France)		200,000	233,094
Electricite de France 144A sr. notes 4.6s, 2020
(France)		190,000	188,962
Enel Finance Intl. SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)		175,000	178,602
FirstEnergy Corp. notes Ser. B, 6.45s, 2011		4,000	4,311
Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN,
4 1/2s, 2016 (Finland)	EUR	255,000	373,983
Illinois Power Co. 1st mtge. sr. bond 9 3/4s, 2018		$30,000	38,519
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		125,000	126,875
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		125,000	132,180
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		295,000	304,481
National Fuel Gas Co. notes 5 1/4s, 2013		40,000	42,223
Nevada Power Co. notes 6 1/2s, 2018		195,000	214,881
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016		105,000	134,285
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010		185,000	194,028
Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018		30,000	37,381
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012		362,922	373,893
Public Service Co. of Colorado 1st mtge. sec. bond
5.8s, 2018		70,000	77,609
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067		160,000	142,771
Spectra Energy Capital, LLC company guaranty sr.

unsec. notes 5.9s, 2013		140,000	151,714
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.65s, 2020		20,000	20,871
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018		75,000	81,510
Teco Energy, Inc. sr. notes FRN 2.249s, 2010		125,000	125,231
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019		190,000	236,450
TransAlta Corp. sr. unsec. unsub. notes 4 3/4s, 2015
(Canada)		125,000	129,568
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019		45,000	51,146
West Penn Power Co. 144A 1st mtge. 5.95s, 2017		170,000	176,562
Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018		145,000	182,023
			5,429,129
Total corporate bonds and notes (cost $32,889,502)			$35,693,328

FOREIGN GOVERNMENT BONDS AND NOTES (5.8%)(a)
		Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.39s, 2012		$1,610,000	$517,615
Brazil (Federal Republic of) notes zero %, 2012	BRL	837	433,153
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$100,000	104,750
Canada (Government of) bonds 5 3/4s, 2033	CAD	750,000	885,063
France (Government of) bonds 4s, 2013	EUR	63	93
Hungary (Republic of) sr. unsec. unsub. notes 6 1/4s,
2020		$465,000	465,930
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	106,000,000	1,239,086
Netherlands (Government of) bonds 5s, 2012	EUR	2,500,000	3,760,604
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	3,585,000	572,201
Ukraine (Government of) sr. unsec. unsub. bonds Ser.
REGS, 6 7/8s, 2011		$825,000	790,416
United Kingdom bonds 4 1/4s, 2036	GBP	610,000	951,786

Total foreign government bonds and notes (cost $8,976,927)			$9,720,697

ASSET-BACKED SECURITIES (5.8%)(a)
		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-OP2, Class A2C,
0.381s, 2036		$56,000	$16,226
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028		19,000	28,120
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		82,000	83,157
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
04-FR3, Class M6, 5.106s, 2034		14,732	2,093
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		234,803	164,362
Ser. 00-A, Class A2, 7.575s, 2030		50,114	32,574
Ser. 99-B, Class A-5, 7.44s, 2020		142,800	92,820
Ser. 99-B, Class A4, 7.3s, 2016		141,585	93,092
Ser. 99-B, Class A3, 7.18s, 2015		226,050	148,628
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033		233,220	5,831
Ser. 00-4, Class A6, 8.31s, 2032		635,560	503,681
Ser. 00-5, Class A7, 8.2s, 2032		187,475	161,229
Ser. 00-1, Class A5, 8.06s, 2031		114,894	88,469
Ser. 00-4, Class A5, 7.97s, 2032		39,513	30,425
Ser. 00-5, Class A6, 7.96s, 2032		79,431	68,311
Ser. 01-4, Class A4, 7.36s, 2033		199,871	206,367
Ser. 00-6, Class A5, 7.27s, 2031		27,112	27,383
Ser. 01-1, Class A5, 6.99s, 2032		305,334	309,150
Ser. 01-3, Class A4, 6.91s, 2033		1,172,849	1,193,374
FRB Ser. 02-1, Class M1A, 2.281s, 2033		418,000	309,914
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 0.621s, 2034		71,477	59,405
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)		11,121	1
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.381s, 2036		87,000	38,315
Fremont Home Loan Trust FRB Ser. 05-E, Class 2A4,
0.561s, 2036		124,000	58,770
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 2.166s, 2043 (F)	GBP	217,605	90,205
FRB Ser. 03-2, Class 2C1, 2.223s, 2043 (F)	EUR	455,000	188,613
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$177,743	159,525
Ser. 94-4, Class B2, 8.6s, 2019		79,194	39,991
Ser. 99-5, Class A5, 7.86s, 2030		989,836	861,157
Ser. 95-4, Class B1, 7.3s, 2025		84,541	75,071
Ser. 97-6, Class M1, 7.21s, 2029		14,000	10,528
Ser. 96-1, Class M1, 7s, 2027		116,475	103,960
Ser. 93-3, Class B, 6.85s, 2018		3,549	3,158
Ser. 98-3, Class A6, 6.76s, 2030		211,075	212,792
Ser. 99-3, Class A7, 6.74s, 2031		215,769	207,139
Ser. 99-1, Class A6, 6.37s, 2025		22,000	21,780
Ser. 99-1, Class A5, 6.11s, 2023		741	741
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		837,799	779,154
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-1A, Class E, 2.031s, 2030		56,488	2,820
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.775s, 2036		136,949	75,322
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.561s, 2036		63,000	44,445
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037		969,007	717,065
FRB Ser. 07-6, Class 2A1, 0.441s, 2037		492,365	212,938

LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 2.981s,
2037		300,000	39,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012		289,159	150,362
Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 0.491s, 2036		59,000	21,051
Marriott Vacation Club Owner Trust 144A Ser. 04-1A,
Class C, 5.265s, 2026		10,626	8,469
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035		9,884	262
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 3.431s, 2034		13,033	1,212
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.391s, 2036		74,000	38,583
FRB Ser. 06-2, Class A2C, 0.381s, 2036		74,000	41,356
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		80,116	52,076
Ser. 99-D, Class A1, 7.84s, 2029		184,314	165,882
Ser. 00-A, Class A2, 7.765s, 2017		27,937	18,835
Ser. 00-D, Class A4, 7.4s, 2030		309,000	212,438
Ser. 02-B, Class A4, 7.09s, 2032		75,522	66,334
Ser. 01-D, Class A4, 6.93s, 2031		161,709	119,260
Ser. 98-A, Class M, 6.825s, 2028		12,000	7,525
Ser. 01-E, Class A4, 6.81s, 2031		10,342	7,834
Ser. 01-C, Class A2, 5.92s, 2017		93,911	45,312
Ser. 01-D, Class A3, 5.9s, 2022		55,251	34,961
Ser. 02-C, Class A1, 5.41s, 2032		237,897	183,181
Ser. 01-E, Class A2, 5.05s, 2031		237,289	158,390
Ser. 02-A, Class A2, 5.01s, 2020		118,197	96,080
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		48,426	45,399
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.361s, 2036		99,939	34,808
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)		30,709	1
Securitized Asset Backed Receivables, LLC
FRB Ser. 07-BR5, Class A2A, 0.361s, 2037		99,447	68,370
FRB Ser. 07-BR4, Class A2A, 0.321s, 2037		90,020	57,613
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.441s, 2036		125,000	43,802
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.401s, 2036		59,000	46,294
FRB Ser. 06-3, Class A3, 0.391s, 2036		25,000	15,247
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.491s, 2036		59,000	5,222
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037		188,000	46,060
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.341s, 2037		469,005	291,369

Total asset-backed securities (cost $12,264,323)			$9,650,689

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (1.6%)(a)
		Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2021 to
September 1, 2021		$81,066	$87,887
5 1/2s, June 1, 2035		95,610	102,422
5 1/2s, April 1, 2020		77,038	83,234
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from March 1, 2033 to April 1, 2035		307,812	341,396
6 1/2s, with due dates from September 1, 2036 to
November 1, 2037		319,787	345,835
6s, July 1, 2037		31,373	33,650
6s, with due dates from May 1, 2021 to October 1, 2021		221,028	239,418
5 1/2s, with due dates from February 1, 2018 to
March 1, 2021		201,505	217,838
5s, May 1, 2037		680,174	707,594
5s, with due dates from May 1, 2020 to March 1, 2021		36,063	38,436
4s, with due dates from May 1, 2019 to
September 1, 2020		472,123	490,439

Total U.S. government agency mortgage obligations (cost $2,544,100)			$2,688,149

U.S. TREASURY OBLIGATIONS (0.5%)(a)
		Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030		$646,000	$808,560

Total U.S. treasury obligations (cost $747,129)			$808,560

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	$6,600,000	$1
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	8,258,000	323,631
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	8,258,000	326,191

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	6,600,000	719,201

Total purchased options outstanding (cost $1,171,504)			$1,369,024

MUNICIPAL BONDS AND NOTES (0.3%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34		$100,000	$98,886
IL State G.O. Bonds
4.421s, 1/1/15		45,000	45,997
4.071s, 1/1/14		135,000	137,495
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49		95,000	101,264
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47		165,000	133,257

Total municipal bonds and notes (cost $540,719)			$516,899

SENIOR LOANS (0.2%)(a)(c)
		Principal amount	Value

Affinion Group, Inc. bank term loan FRN Ser. B,
2.731s, 2012		$26,736	$25,917
Allison Transmission, Inc. bank term loan FRN Ser. B,
3s, 2014		25,900	23,731
Aramark Corp. bank term loan FRN 0.088s, 2014		1,613	1,545
Aramark Corp. bank term loan FRN Ser. B, 2.126s, 2014		24,524	23,486
Charter Communications, Inc. bank term loan FRN 2.26s,
2014		26,460	24,597
First Data Corp. bank term loan FRN Ser. B1, 2.982s,
2014		26,459	22,861
Freescale Semiconductor, Inc. bank term loan FRN
Ser. B, 1.981s, 2013		17,514	15,701
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.249s, 2015		21,785	18,000
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.251s, 2014		901	678
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.236s, 2014		15,834	11,920
Intelsat Corp. bank term loan FRN Ser. B2, 2.731s, 2011		8,817	8,395
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.731s,
2013		8,820	8,398
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.731s,
2013		8,817	8,395
National Bedding Co. bank term loan FRN 2.305s, 2011		11,758	11,287
NRG Energy, Inc. bank term loan FRN 1.996s, 2014		14,497	14,011
NRG Energy, Inc. bank term loan FRN 0.151s, 2014		8,528	8,243
Polypore, Inc. bank term loan FRN Ser. B, 2.49s, 2014		26,457	25,068
Spectrum Brands, Inc. bank term loan FRN 1 1/2s, 2013		1,723	1,719
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
8.001s, 2013		24,909	24,854
SunGard Data Systems, Inc. bank term loan FRN 1.981s,
2014		1,218	1,175
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
3.898s, 2016		25,236	24,763
TXU Energy Corp. bank term loan FRN Ser. B2, 3.735s,
2014		26,459	21,630
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.501s, 2014		27,000	23,423
West Corp. bank term loan FRN 2.612s, 2013		26,523	25,471

Total senior loans (cost $376,381)			$375,268

SHORT-TERM INVESTMENTS (19.0%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)		20,055,956	$20,055,956
SSgA Prime Monery Market Fund (i)		$260,000	260,000
U.S. Treasury Bills with effective yields ranging from
0.31% to 0.47%, April 1, 2010 (SEG)		1,100,000	1,099,154
U.S. Treasury Bills with effective yields ranging from
0.31% to 0.35%, July 15, 2010 (SEG) (SEGSF)		2,115,000	2,111,682
U.S. Treasury Bills with effective yields ranging from
0.24% to 0.40%, November 18, 2010 (SEG) (SEGSF)		3,532,000	3,520,705
U.S. Treasury Bills with effective yields ranging from
0.24% to 0.26%, August 26, 2010 (SEG) (SEGSF)		3,582,000	3,577,992
U.S. Treasury Cash Management Bills with an effective
yield of 0.40%, June 10, 2010 (SEG) (SEGSF)		1,180,000	1,178,384

Total short-term investments (cost $31,805,790)			$31,803,873

TOTAL INVESTMENTS

Total investments (cost $163,713,406) (b)			$172,931,712

FORWARD CURRENCY CONTRACTS TO BUY at 1/31/10 (aggregate face value $93,416,808) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$6,358,780	$6,565,495	2/22/10	$(206,715)
British Pound	9,075,849	9,160,689	2/22/10	(84,840)
Canadian Dollar	916,475	942,177	2/22/10	(25,702)
Czech Koruna	166,318	170,796	2/22/10	(4,478)
Danish Krone	708,420	737,282	2/22/10	(28,862)
Euro	34,216,002	35,560,958	2/22/10	(1,344,956)
Hungarian Forint	153,254	159,734	2/22/10	(6,480)
Japanese Yen	30,705,101	30,264,376	2/22/10	440,725
Malaysian Ringgit	285,727	288,048	2/22/10	(2,321)
Mexican Peso	437,820	448,464	2/22/10	(10,644)
Norwegian Krone	1,971,644	2,045,997	2/22/10	(74,353)
Polish Zloty	859,520	876,150	2/22/10	(16,630)
Singapore Dollar	242,924	244,612	2/22/10	(1,688)
South African Rand	525,098	545,142	2/22/10	(20,044)
South Korean Won	1,079,004	1,104,241	2/22/10	(25,237)
Swedish Krona	1,564,146	1,627,012	2/22/10	(62,866)
Swiss Franc	2,210,151	2,266,359	2/22/10	(56,208)
Taiwan Dollar	407,765	409,276	2/22/10	(1,511)

Total				$(1,532,810)

FORWARD CURRENCY CONTRACTS TO SELL at 1/31/10 (aggregate face value $9,269,024) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$960,693	$986,779	2/22/10	$26,086
Brazilian Real	416,860	452,815	2/22/10	35,955
Canadian Dollar	1,014,761	1,040,375	2/22/10	25,614
Czech Koruna	399,261	410,781	2/22/10	11,520
Euro	3,741,289	3,888,413	2/22/10	147,124
Norwegian Krone	551,059	571,255	2/22/10	20,196
Polish Zloty	186,440	190,214	2/22/10	3,774
South African Rand	219,746	228,879	2/22/10	9,133
Swedish Krona	260,650	271,570	2/22/10	10,920
Swiss Franc	1,194,855	1,227,943	2/22/10	33,088

Total				$323,410

FUTURES CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	6	$3,767,355	Mar-10	$4,981
Canadian Government Bond 10 yr (Long)	4	452,049	Mar-10	4,221
Euro-Bobl 5 yr (Short)	65	10,567,764	Mar-10	(71,856)
Euro-Bund 10 yr (Long)	33	5,645,190	Mar-10	50,143
Euro-Buxl 30 yr Bond (Long)	12	1,664,133	Mar-10	31,958
Euro-Schatz 2 yr (Long)	4	601,935	Mar-10	2,981
Japanese Government Bond 10 yr (Long)	4	6,181,899	Mar-10	3,304
Japanese Government Bond 10 yr Mini (Long)	41	6,335,538	Mar-10	2,544
U.K. Gilt 10 yr (Long)	41	7,582,554	Mar-10	(36,478)
U.S. Treasury Bond 20 yr (Long)	312	37,069,500	Mar-10	(380,421)
U.S. Treasury Note 5 yr (Long)	52	6,055,969	Mar-10	(5,487)
U.S. Treasury Note 10 yr (Long)	77	9,098,031	Mar-10	(69,360)
U.S. Ultra Treasury Bond 30 yr (Long)	2	248,750	Mar-10	1,619

Total				$(461,851)

WRITTEN OPTIONS OUTSTANDING at 1/31/10 (premiums received $9,575,143) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	$4,890,000	Aug-11/4.475	$242,984
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,486,000	Aug-11/4.55	237,937
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	6,125,000	Aug-11/4.70	368,235
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	5,651,000	Aug-11/4.765	357,087
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,890,000	Aug-11/4.475	253,302
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,486,000	Aug-11/4.55	219,590
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	6,125,000	Aug-11/4.70	264,478
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	5,651,000	Aug-11/4.765	235,929
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	8,972,000	Aug-11/4.49	451,830
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,909,000	Jul-11/4.52	358,784
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,454,500	Jul-11/4.5475	183,745
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	8,972,000	Aug-11/4.49	458,379
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,909,000	Jul-11/4.52	331,079
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,454,500	Jul-11/4.5475	162,223
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	2,388,700	Oct-10/4.02	71,757
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,367,000	Jul-11/4.46	362,825
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,367,000	Jul-11/4.525	384,263
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	11,050,500	Jul-11/4.745	691,651
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	3,954,500	May-12/5.51	370,129
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	2,388,700	Oct-10/4.02	89,528
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,367,000	Jul-11/4.46	368,866
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,367,000	Jul-11/4.525	351,774
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	11,050,500	Jul-11/4.745	452,186
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	8,258,000	Jun-10/5.23	14,782
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	8,258,000	Jun-10/5.235	15,277
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	3,954,500	May-12/5.51	149,599

Total			$7,448,219

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap	Notional		premium	Termination	made by	received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
JPY	222,000,000		$--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	$(160,259)

	$1,625,000		--	11/6/14	2.775%	3 month USD-LIBOR-BBA	(25,174)

Citibank, N.A., London
JPY	530,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	346,918

Credit Suisse International
	$56,851,000		(25,681)	12/16/13	2.23%	3 month USD-LIBOR-BBA	(275,610)

	31,018,000		73,149	12/18/39	4.37%	3 month USD-LIBOR-BBA	104,088

	9,007,000		34,546	12/18/24	4.17%	3 month USD-LIBOR-BBA	(19,709)

	84,321,000		59,382	12/18/11	1.23%	3 month USD-LIBOR-BBA	(354,801)

	540,000		--	11/19/14	2.505%	3 month USD-LIBOR-BBA	(618)

	1,625,000		--	11/6/14	2.7626%	3 month USD-LIBOR-BBA	(24,216)

	1,080,000		--	11/10/14	2.6875%	3 month USD-LIBOR-BBA	(11,734)

CHF	8,430,000		--	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	(288,586)

SEK	19,790,000	(E)	--	6/8/11	2.11%	3 month SEK-STIBOR-SIDE	(22,134)

SEK	19,790,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.275%	12,273

SEK	6,600,000	(E)	--	6/8/11	2.22%	3 month SEK-STIBOR-SIDE	(8,356)

SEK	6,600,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.37%	4,906

Deutsche Bank AG
	$33,441,000		(13,894)	12/4/10	3 month USD-LIBOR-BBA	0.53%	33,634

	10,509,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(1,054,028)

Goldman Sachs International
JPY	139,000,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(103,968)

	$9,770,000		(65,360)	1/14/20	3 month USD-LIBOR-BBA	3.91%	105,818

	12,882,000		(139,233)	1/14/30	3 month USD-LIBOR-BBA	4.48%	184,748

	895,000		1,350	1/14/13	1.87%	3 month USD-LIBOR-BBA	(3,812)

	53,622,000		156,778	1/14/15	2.84%	3 month USD-LIBOR-BBA	(424,242)

	9,531,100		--	1/14/20	3 month USD-LIBOR-BBA	3.8025%	79,013

GBP	20,090,000		--	1/29/12	1.739%	6 month GBP-LIBOR-BBA	--

	$16,244,400		--	12/24/11	1.2675%	3 month USD-LIBOR-BBA	(85,660)

AUD	4,550,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(31,857)

JPMorgan Chase Bank, N.A.
	$18,147,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	200,287

	6,903,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	101,340

	5,103,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	84,312

	18,666,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	303,233

AUD	1,520,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	8,776

CAD	1,520,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	(20,174)

JPY	153,840,000		--	9/18/15	1.19%	6 month JPY-LIBOR-BBA	(40,160)

EUR	11,390,000		--	11/4/18	6 month EUR-EURIBOR-REUTERS	4.318%	1,408,798

JPY	1,650,000,000		--	11/10/15	6 month JPY-LIBOR-BBA	1.3225%	546,888

JPY	89,500,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(21,237)

JPY	120,300,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	21,696

GBP	2,230,000		--	12/10/19	3.8325%	6 month GBP-LIBOR-BBA	7,043

	$3,900,000		--	12/17/24	4.18%	3 month USD-LIBOR-BBA	(28,490)

AUD	507,500		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	6,060

AUD	1,522,500		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	18,072

	$64,383,800		--	12/24/11	1.25059%	3 month USD-LIBOR-BBA	(317,789)

EUR	15,200,000		--	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	1,040,537

PLN	2,820,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(2,134)

HUF	87,000,000		--	8/6/14	6 month HUF-BUBOR-REUTERS	7.08%	(1,483)

HUF	22,900,000		--	8/27/14	6 month HUF-BUBOR-REUTERS	6.94%	(772)

JPY	730,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(353,882)

	$1,998,800		--	1/25/20	3 month USD-LIBOR-BBA	3.705%	(3,020)

	23,788,900		--	1/26/15	2.67063%	3 month USD-LIBOR-BBA	(34,480)

	3,071,300		--	1/15/13	1.861%	3 month USD-LIBOR-BBA	(16,642)

	7,927,100		--	1/15/15	2.815%	3 month USD-LIBOR-BBA	(75,644)

AUD	3,640,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(33,525)

CAD	2,050,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	(10,784)

CAD	450,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(21,104)

CAD	2,110,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	14,179

CAD	670,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(36,633)

Merrill Lynch Capital Services, Inc.
JPY	139,000,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(108,206)

Merrill Lynch Derivative Products AG
JPY	69,500,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(57,564)

Total							$554,132

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap	Notional	Termination	received (paid) by	received by	appreciation/
counterparty	amount	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$1,470,000	11/6/14	2.07%	USA Non Revised	$(8,967)
				Consumer Price
				Index- Urban
				(CPI-U)

Credit Suisse International
	490,000	11/17/14	2.025%	USA Non Revised	(3,201)
				Consumer Price
				Index- Urban
				(CPI-U)

	490,000	11/19/14	2.01%	USA Non Revised	(3,617)
				Consumer Price
				Index- Urban
				(CPI-U)

	1,470,000	11/6/14	2.0667%	USA Non Revised	(5,587)
				Consumer Price
				Index- Urban
				(CPI-U)

	980,000	11/10/14	2.0775%	USA Non Revised	(3,484)
				Consumer Price
				Index- Urban
				(CPI-U)

Deutsche Bank AG
EUR	1,242,000	3/27/14	1.785%	Eurostat	17,220
				Eurozone HICP
				excluding tobacco

Goldman Sachs International
EUR	2,070,000	4/30/13	2.375%	French Consumer	129,296
				Price Index
				excluding tobacco

EUR	2,070,000	4/30/13	(2.41%)	Eurostat	(129,784)
				Eurozone HICP
				excluding tobacco

EUR	2,070,000	5/6/13	2.34%	French Consumer	125,335
				Price Index
				excluding tobacco

EUR	2,070,000	5/6/13	(2.385%)	Eurostat	(127,229)
				Eurozone HICP
				excluding tobacco

EUR	1,640,000	4/23/14	1.67%	Eurostat	(6,526)
				Eurozone HICP
				excluding tobacco

EUR	1,242,000	4/14/14	1.835%	Eurostat	8,817
				Eurozone HICP
				excluding tobacco

	$4,700,000	5/18/10	0.25%	USA Non Revised	116,842
				Consumer Price
				Index- Urban
				(CPI-U)

Total					$109,115

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$--	$25,000	12/20/12	95 bp	$(1,946)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(4,451)	500,000	12/20/19	(100 bp)	6,366

General Electric
Capital Corp., 5 5/8%,
9/15/17	Aa2	--	135,000	12/20/13	530 bp	16,925

Republic of Ireland,
3 7/8%, 7/15/10	Aa1	28,549	500,000	12/20/19	100 bp	11,574

Deutsche Bank AG
General Electric
Capital Corp., 6%,
6/15/12	Aa2	--	275,000	9/20/13	109 bp	(7,953)

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--	480,000	2/19/10	153 bp	1,891

Korea Monetary STAB
Bond, 5.45%, 1/23/10	A	--	695,000	2/1/10	139 bp	1,762

Goldman Sachs International
DJ CDX NA CMBX AAA Index	AAA	4,389	120,000	3/15/49	7 bp	(10,009)

JPMorgan Chase Bank, N.A.
DJ CMBX NA AAA Series 4
Version 1 Index	AA	1,958,739	5,016,000	2/17/51	35 bp	968,177

Morgan Stanley Capital Services, Inc.
DJ CMB NA CMBX AAA Index	AA	214,166	1,973,500	2/17/51	35 bp	(183,736)

Total						$803,051

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2010.

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNB	Medium Term Notes Class B
MTNE	Medium Term Notes Class E
PO	Principal Only

NOTES

(a) Percentages indicated are based on net assets of $167,109,361.

(b) The aggregate identified cost on a tax basis is $165,826,059, resulting in gross unrealized appreciation and depreciation of $14,533,944 and $7,428,291, respectively, or net unrealized appreciation of $7,105,653.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at January 31, 2010.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at January 31, 2010.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at January 31, 2010. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $13,376 for the period ended January 31, 2010. During the period ended January 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $30,315,458 and $39,765,008, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(i) Security purchased with cash or securities received, that was pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

At January 31, 2010, liquid assets totaling $103,961,003 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities

Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at January 31, 2010.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2010.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at January 31, 2010 (as a percentage of Portfolio Value):

United States	88.5%
Netherlands	2.2
Germany	1.5
United Kingdom	1.3
Russia	0.9
Canada	0.8
Japan	0.7
Ukraine	0.5
Other	3.6

Total	100.0%

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of appoximately $34,200,000 on Purchased options contracts for the period ended January 31, 2010. Outstanding contracts on Written options contracts at the period ended January 31, 2010 are indicative of the volume of activity during the period. Outstanding contracts on Futures contracts at the period ended January 31, 2010 are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contracts at the period ended January 31, 2010 are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on Total return swap contracts at the period ended January 31, 2010 are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $920,000,000 on Interest rate swap contracts for the period ended January 31, 2010.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $16,500,000 on Credit default swap contracts for the period ended January 31, 2010.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $429,957 at January 31, 2010. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At January 31, 2010, the fund had a net liability position of $8,473,578 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $6,186,205.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into receivable purchase agreements (“Agreements”) with other registered investment companies (each a “Purchaser”) managed by Putnam Management. Under the Agreements, the fund sold to the Purchasers the fund’s right to receive, in the aggregate, $290,270 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreements are valued at fair value following procedures approved by the Trustees. All remaining payments under the agreement will be recorded as realized gain or loss.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$9,371,871	$278,818

Corporate bonds and notes	--	35,693,328	--

Foreign government bonds and notes	--	9,720,697	--

Mortgage-backed securities	--	79,849,850	455,375

Municipal bonds and notes	--	516,899	--

Purchased options outstanding	--	1,369,024	--

Senior loans	--	375,268	--

U.S. Government agency mortgage obligations	--	2,688,149	--

U.S. Treasury obligations	--	808,560	--

Short-term investments	20,315,956	11,487,917	--

Totals by level	$20,315,956	$151,881,563	$734,193

	Level 1	Level 2	Level 3

Other financial instruments:	$(461,851)	$(9,473,750)	$70,472

Other financial instruments include futures, written options, swaps, forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of January 31, 2010:

Investments in securities:				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	October	discounts/	Realized	appreciation/	purchases/	and/or out	January
	31, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2010

Asset-backed securities	$423,083	$--	$--	$29,911	$--	$(174,176)	$278,818

Mortgage-backed securities	$--	--	--	--	--	455,375	$455,375

Totals:	$423,083	$--	$--	$29,911	$--	$281,199	$734,193

† Includes $29,911 related to Level 3 securities still held at period end.

				Change in		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	October	discounts/	Realized	appreciation/	purchases/	and/or out	January
	31, 2009 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2010 ††

Other financial instruments:	$66,723	$--	$--	$3,749	$--	$--	$70,472

† Includes $3,749 related to Level 3 securities still held at period end.

†† Includes amount receivable under receivable purchase agreement.

Market Values of Derivative Instruments as of January 31, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$31,395	$1,429,736

Foreign exchange contracts	768,657	1,978,057

Interest rate contracts	6,646,242	12,605,078

Total	$7,446,294	$16,012,871

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010